Themes Lithium & Battery Metal Miners ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares		Value
Materials - 99.7% (a)
Albemarle Corp.	1,330		$ 179,590
AMG Critical Materials NV	619		23,156
Atlas Lithium Corp. (b)	5,356		19,764
Beijing Easpring Material Technology Co. Ltd. - Class A	8,400		59,471
Canada Nickel Co., Inc. (b)	17,768		17,038
Chalice Mining Ltd. (b)	35,107		28,195
Core Lithium Ltd. (b)	411,578		71,239
Elevra Lithium Ltd. (b)	11,260		74,840
Eramet SA (b)	1,163		59,718
Ganfeng Lithium Group Co. Ltd. - Class A	9,700		93,492
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	2,340		18,898
GEM Co. Ltd. - Class A	62,100		60,495
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	22,316		169,144
IGO Ltd. (b)	16,867		86,066
ioneer Ltd. (b)	178,662		18,555
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	9,600		34,521
Lake Resources NL (b)	628,674		18,716
Latin Resources Pty Ltd. (b)(c)	2,024		0
Liontown Ltd. (b)	80,083		93,425
Lithium Americas Corp. (b)	19,787		76,176
Lithium Argentina AG (b)	7,358		60,856
Lithium Ionic Corp. (b)	17,241		9,118
Mineral Resources Ltd. (b)	1,738		74,689
Minerals 260 Ltd. (b)	45,322		22,906
Ningbo Shanshan Co. Ltd. - Class A (b)	15,400		30,753
PLS Group Ltd. (b)	62,922		218,691
PMET Resources, Inc. (b)	9,282		38,025
Q2 Metals Corp. (b)	9,054		19,471
Shanghai Putailai New Energy Technology Group Co. Ltd. - Class A	10,600		45,194
Shenzhen Capchem Technology Co. Ltd. - Class A	5,900		80,734
Sichuan Yahua Industrial Group Co. Ltd. - Class A	10,500		31,521
Sigma Lithium Corp. (b)	1,842		23,391
Sociedad Quimica y Minera de Chile SA - ADR	434		32,133
St George Mining Ltd. (b)	353,641		23,015
Standard Lithium Ltd. (b)	5,078		13,892
Syrah Resources Ltd. (b)	223,495		16,247
Talon Metals Corp. (b)	11,708		46,560
Tianqi Lithium Corp. - Class A (b)	14,700		132,845
Vulcan Energy Resources Ltd. (b)	10,062		21,248
Xiamen Tungsten Co. Ltd.	6,600		82,872
Youngy Co. Ltd. - Class A	4,000		52,702
Zhejiang Huayou Cobalt Co. Ltd. - Class A	18,100		128,733
TOTAL COMMON STOCKS (Cost $2,326,962)			2,408,095

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (d)	9,527		9,527
TOTAL MONEY MARKET FUNDS (Cost $9,527)			9,527

TOTAL INVESTMENTS - 100.1% (Cost $2,336,489)			2,417,622
Liabilities in Excess of Other Assets - (0.1)%		(0.00111)	(2,671)
TOTAL NET ASSETS - 100.0%			$ 2,414,951
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(d)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Lithium & Battery Metal Miners ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,408,095	$ –	$ 0**	$ 2,408,095
Money Market Funds	9,527	–	–	9,527
Total Investments	$ 2,417,622	$ –	$ –	$ 2,417,622

Refer to the Schedule of Investments for further disaggregation of investment categories. ** Includes a position valued at zero.